Subsequent Events (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				9 Months Ended	1 Months Ended			1 Months Ended
	Sep. 23, 2012 Restaurants	Dec. 25, 2011 Restaurants	Dec. 26, 2010 Restaurants	Dec. 27, 2009 Restaurants	Sep. 23, 2012 Subsequent Event Restaurants	Nov. 30, 2012 Subsequent Event Secured Revolving Credit Facility	Nov. 30, 2012 Subsequent Event Secured Revolving Credit Facility Letter of Credit Maximum	Nov. 30, 2012 Subsequent Event Secured Revolving Credit Facility Libor Rate	Nov. 30, 2012 Subsequent Event Previous Credit Facility
Subsequent Event [Line Items]
Number of new restaurant					2
Number of restaurant	38	31	23	17	40
Secured revolving credit facility						$ 25,000
Borrowed under credit facility						5,000
Secured revolving credit facility, outstanding							5,000
Percentage points added to reference rate								1.00%
Write off of unamortized loan origination fees	1,581								91
Loan origination cost						$ 200